RETIREMENT BENEFIT OBLIGATIONS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2014
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Contributions to plan, net defined benefit liability (asset)					£ (1,050)
Actuarial assumption of discount rates						2.90%	2.59%
Description of asset-liability matching strategies used by plan or entity to manage risk						Asset-liability matching strategiesThe main schemes’ assets are invested in a diversified portfolio,consisting primarily of debt securities. The investment strategy is not static and will evolve to reflect the structure of liabilitieswithin the schemes. Specific asset-liability matching strategies for each pension plan are independently determined by the responsiblegovernance body for each scheme and in consultation with the employer.A significant goal of the asset-liability matching strategiesadopted by Group schemes is to reduce volatility caused by changes in market expectations of interest rates and inflation. In themain schemes, this is achieved by investing scheme assets in bonds, primarily fixed interest gilts and index linked gilts, andby entering into interest rate and inflation swap arrangements. These investments are structured to take into account the profileof scheme liabilities, and actively managed to reflect both changing market conditions and changes to the liability profile.At 31 December 2018 the asset-liability matching strategy mitigated105 per cent of the liability sensitivity to interest rate movements and 106 per cent of the liability sensitivity toinflation movements. In addition a small amount of interest rate sensitivity arises through holdings of corporate and other debt securities.
Employer contributions						£ 288	£ 242
The group's three main schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of gross defined benefit pension assets						97.00%	97.00%
Aggregated measurement [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Surplus (deficit) in plan						£ 7,300		£ (5,200)
Defined benefit plan funding level						85.60%		85.90%
Contributions to plan, net defined benefit liability (asset)	£ 1,305	£ 1,305	£ 1,287	£ 798	£ 618	£ 412
Guaranteed Minimum Pension Benefits [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)						£ 108
Minimum [Member] | The group's three main schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of retirement age						55 years
Investment Grade [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Defined benefit scheme fair value of scheme assets debt instruments with investment grade						£ 29,033	£ 27,270
Debt instruments, amount contributed to fair value of plan assets						£ 16,472	£ 16,212
RPI [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of expected rates of inflation						3.20%	3.20%
CPI [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of expected rates of inflation						2.15%	2.15%
Men [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of life expectancy after retirement						27 years 292 days
Healthcare premiums [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of reasonably possible increase in actuarial assumption						6.81%	6.81%
LLoyds Bank Pension Scheme No 1 and No 2 [member] | Limited liability partnerships [member] | Defined benefit pension schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Net defined benefit liability (asset)						£ 6,700
HBOs Final Salary Pension Scheme [member] | Limited liability partnerships [member] | Defined benefit pension schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Net defined benefit liability (asset)						4,600
Discontinued operations [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Liability, Retirement and Postemployment Benefits						8	£ 42
Employer contributions						£ 3	£ 14
Contractual Right to Retire Earlier [member] | Minimum [Member] | The group's three main schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of retirement age						50 years